Wages, Salaries and Benefits - Summary of Wages, Salaries and Benefits (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Wages, salaries, bonus and allowances	¥ 17,865,000	¥ 16,474,000	¥ 14,370,000
Employee welfare and benefits	170,000	133,000	235,000
Pension	2,306,000	1,987,000	1,769,000
Medical insurance	706,000	663,000	606,000
Staff housing fund	948,000	886,000	868,000
Staff housing allowances	109,000	150,000	236,000
Early retirement benefits	30,000	27,000	61,000
Wages and salaries	22,134,000	20,320,000	18,145,000
Salaries and allowances	2,264	2,933	1,829
Bonus	0	0	0
Total	2,264	2,933	1,829
Executive directors [Member] | Liu Shaoyong [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Ma Xulun [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Xu Zhao [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Gu Jiadan [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Li Yangmin [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Tang Bing [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Tian Liuwen [Member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Executive directors [Member] | Yuan Jun [member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	867
Bonus	0
Total	867
Independent Non-executive Directors [Member] | Lin Wanli [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0
Independent Non-executive Directors [Member] | Li Ruoshan [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	200	160
Bonus	0	0	0
Total	200	200	160
Independent Non-executive Directors [Member] | Ma Weihua [member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	200	160
Bonus	0	0	0
Total	200	200	160
Independent Non-executive Directors [Member] | Shao Ruiqing [Member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	200	160
Bonus	0	0	0
Total	200	200	160
Independent Non-executive Directors [Member] | Cai Hongping [member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	200	200	100
Bonus	0	0	0
Total	200	200	100
Independent Non-executive Directors [Member] | Ji Weidong [Member]
Disclosure of defined benefit plans [Line Items]
Bonus			0
Supervisors [member] | Xi Sheng [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Supervisors [member] | Gao Feng [member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	251
Bonus	0
Total	251
Supervisors [member] | Li Jinde [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0
Supervisors [member] | Ba Shengji [member]
Disclosure of defined benefit plans [Line Items]
Bonus	0	0	0
Supervisors [member] | Hu Jidong [member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances		1,549	426
Bonus	0	0	0
Total		1,549	426
Supervisors [member] | Feng Jinxiong [member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances	346	584	535
Bonus	0	0	0
Total	346	584	535
Supervisors [member] | Jia Shaojun [member]
Disclosure of defined benefit plans [Line Items]
Bonus	¥ 0	¥ 0	0
Supervisors [member] | Yu Faming [member]
Disclosure of defined benefit plans [Line Items]
Bonus			0
Supervisors [member] | Xu Haihua [member]
Disclosure of defined benefit plans [Line Items]
Salaries and allowances			288
Bonus			0
Total			¥ 288